PL REAL ESTATE FUND
PL Real Estate Fund
Investment Goal
This Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL REAL ESTATE FUND Class P
Management Fee		0.90%
Other Expenses		0.26%
Total Annual Fund Operating Expenses		1.16%
Less Expense Reimbursement	[1]	(0.11%)
Total Annual Fund Operating Expenses	[2]	1.05%
[1]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
[2]	After Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL REAL ESTATE FUND Class P
1 year	107
3 years	346
5 years	617
10 years	1,389

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL REAL ESTATE FUND Class P
1 year	107
3 years	346
5 years	617
10 years	1,389

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 23.31% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Fund focuses on REITs, as well as real estate operating companies (“REOCs”), that invest in a variety of property types and regions. REITs and REOCs invest primarily in properties that produce income and in real estate interests or loans. The Fund may invest in small-, mid- and large-capitalization companies. The Fund may also focus on its investments in a smaller number of holdings from time to time.

The sub-adviser uses a combination of “bottom-up” and “top-down” investment processes. When selecting securities, the sub-adviser uses a “bottom-up” process that is based upon the sub-adviser’s internal proprietary net asset value models which analyze/evaluate certain factors in an effort to select individual securities which will provide the best overall real estate value. The “top-down” process seeks diversified exposure to all major asset classes in the real estate and related industries with exposure to property markets that offer the best relative valuation.

The sub-adviser may sell a holding if the holding’s share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the investment universe.

The Fund is non-diversified.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the Fund has a policy to concentrate its investments in securities of issuers of real estate investment trusts and industries related to real estate, the Fund may perform poorly during a downturn in those industries.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified Fund. This increases the Fund’s potential price volatility and the risk that its value could go down because the poor performance of a single investment or a small number of investments will have a greater impact on the Fund than a diversified Fund with more investments. Being classified as non-diversified does not prevent the Manager from managing as though it were a diversified Fund.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Adverse changes in the real estate markets and risks associated with the ownership of real estate, such as fluctuations in property value; property damage or destruction; tenant or borrower default; taxes; and other economic, political or regulatory events may affect the value of the investments in companies operating in the real estate and related industries, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”).
  Redemption Risk: Because the Fund may serve as an underlying fund of a “fund of funds” of the Trust and thus a significant percentage of its outstanding shares may be held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: A Fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to Funds with a greater number of holdings.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s returns compare to its benchmark index, which provides a broad measure of market performance. The table below compares Fund performance to two indexes. The S&P 500 Index has been added to compare performance of the Fund against a large portion of the U.S. equities market.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Calendar Year Total Returns (%)

Class P return for the period 1/1/13 through 6/30/13: 4.55% Best and worst quarterly performance reflected within the bar chart: Q2 2009: 30.67%; Q4 2008: (37.93%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns PL REAL ESTATE FUND	1 year	5 years	Since Inception	Inception Date
Class P	16.26%	4.93%	6.52%	Dec. 31, 2004
Class P (after taxes on distributions)	15.74%	4.47%	5.76%	Dec. 31, 2004
Class P (after taxes on distributions and sale of shares)	10.57%	3.96%	5.35%	Dec. 31, 2004
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	4.22%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	18.06%	5.45%	6.58%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.